DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value by Balance Sheet Location
Our freestanding and embedded derivatives, which are not designated as hedging instruments, are summarized as follows (dollars in millions):

		Fair value
	Balance sheet classification	2014	2013
Assets:
Fixed index call options	Other invested assets	$107.2	$156.2
Interest futures	Other invested assets	—	.2
Total assets		$107.2	$156.4
Liabilities:
Interest futures	Other invested assets	$.2	$—
Fixed index annuities - embedded derivative	Future policy benefits	1,081.5	903.7
Reinsurance payable - embedded derivative	Future policy benefits	—	1.8
Total liabilities		$1,081.7	$905.5

Schedule of Derivative Instruments
The following table represents activity associated with derivative instruments as of the dates indicated:

	Measurement	December 31, 2013	Additions	Maturities/terminations	December 31, 2014
Interest futures	Contracts	186	4,847	(4,631)	402
Fixed index annuities - embedded derivative	Policies	90,408	9,830	(7,053)	93,185
Fixed index call options	Notional (a)	$2,284.8	$2,430.2	$(2,311.1)	$2,403.9
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(a) Dollars in millions.

Schedule pre-tax gains (losses) recognized in net income for derivative instruments
The following table provides the pre-tax gains (losses) recognized in net income for derivative instruments, which are not designated as hedges for the periods indicated (dollars in millions):

	Income statement classification	2014	2013	2012
Fixed index call options	Net investment income from policyholder and reinsurer accounts and other special-purpose portfolios	$69.5	$177.5	$25.5
Interest futures	Net realized investments gains (losses)	(7.0)	(.4)	(.2)
Fixed index annuities - embedded derivative	Insurance policy benefits	(73.5)	49.3	(15.2)
Reinsurance payable - embedded derivative	Net investment income from policyholder and reinsurer accounts and other special-purpose portfolios	(1.4)	3.7	(2.4)
Total		$(12.4)	$230.1	$7.7

Derivatives with master netting arrangements
The following table summarizes information related to derivatives with master netting arrangements or collateral as of December 31, 2014 and 2013 (dollars in millions):

				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts of assets presented in the balance sheet	Financial instruments	Cash collateral received	Net amount
December 31, 2014:
Fixed index call options	$107.2	$—	$107.2	$—	$—	$107.2
Interest futures	(.2)	1.5	1.3	—	—	1.3
December 31, 2013:
Fixed index call options	156.2	—	156.2	—	—	156.2
Interest futures	.2	.4	.6	—	—	.6

Schedule of repurchase agreements
The following table summarizes information related to repurchase agreements as of December 31, 2014 (dollars in millions):

				Gross amounts not offset in the balance sheet
	Gross amounts of recognized liabilities	Gross amounts offset in the balance sheet	Net amounts of liabilities presented in the balance sheet	Financial instruments	Cash collateral pledged	Net amount
December 31, 2014:
Repurchase agreements (a)	$20.4	$—	$20.4	$20.4	$—	$—

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(a)	As of December 31, 2014, these agreements were collateralized by investment securities with a fair value of $25.3 million. There were no repurchase agreements outstanding at December 31, 2013.